Other Assets, Net (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Line of Credit Facility [Line Items]
Deferred financing costs	$ 3,394	$ 2,545
Other post retirement benefit plan assets, net	1,080	966
Prepaid amounts—long term	97	139
Security deposits	65	57
Other	0	0
Other assets, noncurrent	4,636	3,707
Revolving Credit Facility [Member]
Line of Credit Facility [Line Items]
Deferred financing costs	$ 700	$ 1,300